Long-term Debt - Minimum Annual Principal Payments (Table) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt [Abstract]
2015	$ 21,450,000
2016	14,240,000
2017	99,260,000
Total	$ 134,950,000	$ 179,550,000